Derivative financial liability – current	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Derivative financial liability – current

18	Derivative financial liability – current

	2023 £’000	2022 £’000	2021 £’000
Equity settled derivative financial liability
At 1 January	85	553	1,559
Warrants issued	4,562	–	–
Transfer to share premium on exercise of warrants	–	–	(70)
Gain recognised in finance (income)/expense within the consolidated statement of comprehensive income	(487)	(468)	(936)
At 31 December	4,160	85	553

Equity settled derivative financial liability is a liability that is not to be settled for cash.

No warrants recognised as equity settled derivatives were exercised in 2023, 2022 or 2021.

The Company issues warrants in the ADSs of the Company as part of registered direct offerings and private placements in the US. The number of ADSs to be issued when exercised is fixed, however the exercise price is denominated in US Dollars being different to the functional currency of the Company. Therefore, the warrants are classified as equity settled derivative financial liabilities recognised at fair value through the profit and loss account (‘FVTPL’). The financial liability is valued using the Black-Scholes model in 2023, in previous periods the Monte Carlo model was used. The change in methodology is as result of the Company de-listing from AIM in 2023 and no longer needing to consider foreign exchange movements in fair value calculation. Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on re-measurement recognised in profit or loss. The net gain or loss recognised in profit or loss incorporates any interest paid on the financial liability and is included in the ‘finance income’ or ‘finance expense’ lines item in the income statement. A key input in the valuation of the instrument is the Company share price.

Details of the warrants are as follows:

December 2023 warrants

In December 2023 the Company issued 3,000,063 Series E ADS Warrants and 3,000,063 Series F ADS Warrants as part of the Registered Offering in the US. The exercise price per ADS is $2.20.

May 2023 warrants

In June 2023 the Company issued 276,689 Series D ADS Warrants as part of a registered direct offering and private placement in the US after securing shareholder approval. The exercise price per ADS was $16.00.

May 2020 warrants

In May 2020 the Company issued 838 ADS warrants as part of a registered direct offering in the US.

October 2019 warrants

In October 2019 the Company issued 392 ADS warrants as part of a registered direct offering in the US.

May 2020 and October 2019 warrant re-price

On 13 December 2022 the Company entered into a Securities Purchase Agreement with Armistice Capital Master Fund Ltd (‘Armistice’) to re-price previously issued ADS warrants issued to Armistice to $320 per ADS. The impact of the re-pricing is shown in the table below: The warrant exercise price per ADS for the remaining warrants remains unchanged as follows: October 2019 warrants at $10,000 per ADS; May 2020 warrants at $3,280 and $3,300 per ADS.

	ADS Warrants Number*	Original price per ADS*	New price per ADS	Equivalent Ordinary Shares (400 ordinary shares per ADS) Number
October 2019 warrants	375	$10,000	$320	150,000
May 2020 warrants	406	$3,280	$320	162,400

*

Number and original price of warrants have been adjusted to reflect the share consolidation and ratio change of ADS’s to ordinary shares that occurred on 2 March 2020 and 24 March 2023 and the ratio change of ADS’s to ordinary shares on 26 September 2022 and 5 July 2023.

DARA warrants and share options

The Group also assumed fully vested warrants and share options on the acquisition of DARA Biosciences, Inc. (which took place in 2015). The number of ordinary shares to be issued when exercised is fixed, however the exercise prices are denominated in US Dollars. The warrants are classified equity settled derivative financial liabilities and accounted for in the same way as those detailed above. The financial liability is valued using the Black-Scholes option pricing model. The exercise price of the outstanding options is $1,903.40.

The following table details the outstanding warrants over ADSs and ordinary shares as at 31 December and also the movement in the year:

	At 1 January 2021	Lapsed	Exercised	At 31 December 2021	Lapsed	At 31 December 2022	Lapsed	Granted	At 31 December 2023
ADSs
December 2023 grant	–	–	–	–	–	–		6,000,126	6,000,126
May 2023 grant	–	–	–	–	–	–		276,689	276,689
May 2020 grant	876	–	(38)	838	–	838	–	–	838
October 19 grant	392	–	–	392	–	392	–	–	392
Ordinary Shares
DARA Warrants	231	(27)	–	204	(204)	–	–	–	–
DARA Options	138	–	–	138		138	(10)	–	128

*

*Number and original price of warrants have been adjusted to reflect the share consolidation and ratio change of ADS’s to ordinary shares that occurred on 2 March 2020 and 24 March 2023 and the ratio change of ADS’s to ordinary shares on 26 September 2022 and 5 July 2023.